Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SHORT TERM INCOME FUND
Prospectus Date	rr_ProspectusDate	Dec. 31, 2016
Supplement [Text Block]	pstif_SupplementTextBlock
Pioneer Short Term Income Fund

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information, each dated December 31, 2016

Effective January 1, 2018, the fund is eliminating the front-end sales charge (load) on Class A shares.

Accordingly, on or after January 1, 2018, Class A shares may be purchased at net asset value without paying an initial sales charge. In addition, Class A shares purchased on or after January 1, 2018 also will not be subject to a contingent deferred sales charge (CDSC).

Effective January 1, 2018, the following replaces the corresponding information in the section "Fees and expenses of the fund" in the "Fund summary":

Shareowner fees
(fees paid directly from your investment)                                     Class A
----------------------------------------------------------------------------------------------
Maximum sales charge (load) when you buy
shares (as a percentage of offering price)                                   None
----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage of offering price or the amount you
receive when you sell shares, whichever
is less)                                                                                          None
----------------------------------------------------------------------------------------------
Pioneer Short Term Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pstif_SupplementTextBlock
Pioneer Short Term Income Fund

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information, each dated December 31, 2016

Effective January 1, 2018, the fund is eliminating the front-end sales charge (load) on Class A shares.

Accordingly, on or after January 1, 2018, Class A shares may be purchased at net asset value without paying an initial sales charge. In addition, Class A shares purchased on or after January 1, 2018 also will not be subject to a contingent deferred sales charge (CDSC).

Effective January 1, 2018, the following replaces the corresponding information in the section "Fees and expenses of the fund" in the "Fund summary":

Shareowner fees
(fees paid directly from your investment)                                     Class A
----------------------------------------------------------------------------------------------
Maximum sales charge (load) when you buy
shares (as a percentage of offering price)                                   None
----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as a
percentage of offering price or the amount you
receive when you sell shares, whichever
is less)                                                                                          None
----------------------------------------------------------------------------------------------
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareowner fees (fees paid directly from your investment)
Pioneer Short Term Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) when you buy shares (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price or the amount you receive when you sell shares, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none